Note 23 - Parenthetical Information Other Unamortizing Intangible Assets (Detail: Text Values - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Retail investment management agreements [Abstract]
Discount rates (cost of equity) applied in the calculation		10.90%
Asset Management [Member]
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal		€ 716
Discount rates (cost of equity) applied in the calculation	10.60%
Discount rates (cost of equity) applied in the calculation		10.90%
Terminal value growth rate applied for 2018 is up to	3.80%
Terminal value growth rate applied for 2019 is up to		3.40%
Reassessment in fourth quarter 2022 resulted in an impairment loss	€ 68